FINANCIAL STATEMENT SCHEDULE I - Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME	$ (60,808)	$ 527,386	$ 578,013
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share-based compensation	20,827	20,401	14,987
Amortization of deferred financing costs	38,511	28,055	18,159
Loss on extinguishment of debt	481	0	50,935
Changes in operating assets and liabilities:
Amount due from an affiliated company	(96)	(1,056)	1,299
Prepaid expenses and other current assets	(2,597)	(3,893)	(25,974)
Accrued expenses and other current liabilities	14,558	(42,668)	71,527
Income tax payable	(3,185)	(239)	5,640
Amount due to a shareholder	0	(79)	79
Amounts due to affiliated companies	46	(2,000)	2,164
Other long-term liabilities	46,318	26,271	2,010
Net cash provided by (used in) operating activities	522,026	894,614	1,151,934
CASH FLOWS FROM INVESTING ACTIVITIES
Placement of bank deposits with original maturity over three months	(1,034,173)	(110,616)	(626,940)
Change in restricted cash	1,495,644	(678,151)	268,414
Withdrawals of bank deposits with original maturity over three months	420,053	626,940	0
Net cash used in investing activities	(469,656)	(1,605,269)	(1,209,270)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(62,850)	(342,718)	0
Repurchase of shares for retirement	0	(300,495)	0
Purchase of shares under trust arrangement for future vesting of restricted shares	0	(1,721)	(8,770)
Principal payments on long-term debt	(70,205)	(262,563)	(1,667,969)
Proceeds from exercise of share options	5,092	736	4,017
Net cash (used in) provided by financing activities	(29,688)	926,950	(264,967)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	13,371	215,898	(327,452)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,597,655	1,381,757	1,709,209
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,611,026	1,597,655	1,381,757
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME	105,747	608,280	637,463
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share-based compensation	13,734	12,576	11,249
Amortization of deferred financing costs	0	0	748
Loss on extinguishment of debt	0	0	679
Dividend received from a subsidiary	150,000	420,000	0
Share of results of subsidiaries	(118,046)	(620,023)	(658,016)
Changes in operating assets and liabilities:
Amount due from an affiliated company	907	(1,091)	1,113
Income tax receivable	(301)	0	0
Prepaid expenses and other current assets	983	(2,429)	(367)
Accrued expenses and other current liabilities	350	584	(4,129)
Income tax payable	0	111	394
Amount due to a shareholder	0	(67)	67
Amounts due to affiliated companies	296	(1,759)	1,724
Amounts due to subsidiaries	964	2,053	1,189
Other long-term liabilities	(22)	191	0
Net cash provided by (used in) operating activities	154,612	418,426	(7,886)
CASH FLOWS FROM INVESTING ACTIVITIES
Placement of bank deposits with original maturity over three months	(144,730)	0	0
Advances to subsidiaries	(63,246)	(155,883)	(497,325)
Repayment of advance to a subsidiary	0	400	1,337
Change in restricted cash	0	0	368,177
Amounts due from subsidiaries	90,245	(167,606)	1,800
Withdrawals of bank deposits with original maturity over three months	96,787	0	0
Net cash used in investing activities	(20,944)	(323,089)	(126,011)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of advance from a subsidiary	(105,398)	0	0
Dividends paid	(62,850)	(342,718)	0
Repurchase of shares for retirement	0	(300,495)	0
Purchase of shares under trust arrangement for future vesting of restricted shares	0	(1,721)	(8,770)
Principal payments on long-term debt	0	0	(721,455)
Proceeds from exercise of share options	2,409	0	4,017
Advance from a subsidiary	43,313	553,891	860,632
Net cash (used in) provided by financing activities	(122,526)	(91,043)	134,424
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	11,142	4,294	527
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	7,708	3,414	2,887
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 18,850	$ 7,708	$ 3,414